Summary of Significant Accounting Policies (Details) - Schedule of Fair value on a Recurring Basis Using Significant Unobservable Inputs - Private Warrants [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair value on a Recurring Basis Using Significant Unobservable Inputs [Line Items]
Fair value as of December 31, 2022
Acquired from the Business Combination	32
Settlements
Change in fair value	629
Fair value as of December 31, 2023	$ 661